Contingent liabilities and financial commitments	6 Months Ended
Jun. 30, 2019
Disclosure Of Contingent Liabilities [Abstract]
Contingent liabilities and financial commitments

Notes to the Interim Financial Statements

CONTINGENT LIABILITIES AND FINANCIAL COMMITMENTS

The Group has contingent liabilities in respect of litigation, taxes and guarantees in various countries, as described below and further described in Note 28 to the 2018 Annual Report and Accounts and Form 20-F, pages 192 to 211. The Group is subject to contingencies pursuant to requirements that it complies with relevant laws, regulations and standards. Failure to comply could result in restrictions in operations, damages, fines, increased tax, increased cost of compliance, interest charges, reputational damage or other sanctions. These matters are inherently difficult to quantify.

In cases where the Group has an obligation as a result of a past event existing at the balance sheet date, it is probable that an outflow of economic resources will be required to settle the obligation and the amount of the obligation can be reliably estimated, a provision will be recognised based on best estimates and management judgement. There are, however, contingent liabilities in respect of litigation, taxes in some countries and guarantees for which no provisions have been made. While the amounts that may be payable or receivable could be material to the results or cash flows of the Group in the period in which they are recognised, the Board does not expect these amounts to have a material effect on the Group’s financial condition.

Taxes

The Group has exposures in respect of the payment or recovery of a number of taxes. The Group is and has been subject to a number of tax audits covering, among others, excise tax, value-added taxes, sales taxes, corporate taxes, withholding taxes and payroll taxes. The estimated costs of known tax obligations have been provided in these accounts in accordance with the Group’s accounting policies. In some countries, tax law requires that full or part payment of disputed tax assessments be made pending resolution of the dispute. To the extent that such payments exceed the estimated obligation, they would not be recognised as an expense.

There are disputes that may proceed to litigation in a number of countries including Brazil, South Africa and the Netherlands. The Group believes that it has good grounds of defence against all these issues and has appealed the assessments in full.

In Bangladesh, on 25 July 2018, the Appellate Division of the Supreme Court in Bangladesh reversed the decision of the High Court against BAT Bangladesh in respect of the retrospective demands for VAT and Supplementary Duty amounting to £170 million. The Attorney General has 30 days from receipt of the certified Court Order (which remains to be received) in which to seek a review of this decision.

On 27 June 2019, the Russian tax authority issued a preliminary audit report related to the application of legislation introduced in 2017 that prospectively limited the amount of production that could take place prior to excise tax increases, without being subject to higher excise tax rates. The preliminary audit report seeks to retrospectively apply the legislation to the years 2015 to 2017, with an assessment against the Group of £395 million plus penalties. The Group believes there are strong grounds to object to the preliminary assessment and has responded to the Federal Tax Service, confirming that the Group has acted within the tax code and stating that the application of the legislation should not apply retrospectively. Accordingly, at 30 June 2019, the Group has treated the assessment as a contingent liability in line with IAS 37 Provisions, Contingent Liabilities and Contingent Assets.

British American Tobacco Egypt LLC is subject to two ongoing civil cases concerning the imposition of sales tax on low price category brands brought by the Egyptian tax authority for £112 million. Management believes that the tax claims are unfounded and has appealed the tax claims. These cases are under review by the Council of State and hearings are scheduled for 28 August 2019 and 18 December 2019, respectively, for reviewing and submission of memoranda.

The Group is also appealing the ruling in respect of sales taxes and penalties in South Korea.

Notes to the Interim Financial Statements
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Group litigation

Group companies, as well as other leading cigarette manufacturers, are defendants in a number of product liability cases. In a number of the cases, the amounts of compensatory and punitive damages sought are significant.

While it is impossible to be certain of the outcome of any particular case or of the amount of any possible adverse verdict, the Group believes that the defences of the Group’s companies to all these various claims are meritorious on both the law and the facts, and a vigorous defence is being made everywhere. If an adverse judgment is entered against any of the Group’s companies in any case, an appeal will be made where appropriate. Such appeals could require the appellants to post appeal bonds or substitute security in amounts that could in some cases equal or exceed the amount of the judgment. At least in the aggregate, and despite the quality of defences available to the Group, it is not impossible that the Group’s results of operations or cash flows in a particular period could be materially affected by this and by the final outcome of any particular litigation.

In Canada, following the implementation of legislation enabling provincial governments to recover healthcare costs directly from tobacco manufacturers, ten actions for recovery of healthcare costs arising from the treatment of smoking and health-related diseases have been brought and are proceeding in ten provinces. Damages sought have not yet been quantified by all ten provinces; however, in respect of four provinces, the damages quantified in each of the provinces range between CAD$10 billion (£6.0 billion) and CAD$118 billion (£71 billion) and the province of Ontario delivered an expert report quantifying its damages in the range of CAD$280-630 billion (£170-£380 billion) in 2016/2017. Ontario has amended its Statement of Claim to claim damages of CAD$330 billion. In addition to the actions commenced by the provincial governments, there are numerous class actions outstanding against Group companies. As set out below, all of these actions are currently subject to stays of proceedings.

On 1 March 2019, the Quebec Court of Appeal handed down a judgment which largely upheld and endorsed the lower court’s previous decision in the two Quebec class actions. ITCAN’s share of the judgment is a maximum of CAD$ 9.2 billion. As a result of this judgment, the then immediate attempts by the Quebec plaintiffs to obtain payment out of the CAD$758 million on deposit with the court, the fact that JTI-MacDonald Corp (a co-defendant in the cases) filed for protection under the CCAA on 8 March 2019 and obtained a court ordered stay of all tobacco litigation in Canada as against all defendants (including the RJR Group Companies), and the need for a process to resolve all of the outstanding litigation across the country, on 12 March 2019, ITCAN filed for protection under the CCAA. In its application ITCAN asked the Ontario Superior Court to stay all pending or contemplated litigation against ITCAN, certain of its subsidiaries and all other Group companies that were defendants in the Canadian tobacco litigation (the “Stays”). The Stays are currently in place until 4 October 2019 and a further extension of the Stays may be sought at the next comeback hearing, which is scheduled for 2 October 2019. While the Stays are in place, no steps are to be taken in connection with the Canadian tobacco litigation with respect to ITCAN, certain of its subsidiaries or any other Group company.

Notes to the Interim Financial Statements
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As at 30 June 2019 the Group’s subsidiaries, R. J. Reynolds Tobacco Company (“RJRT”), Lorillard Tobacco Company and/or Brown & Williamson Holdings, Inc., had collectively been served in a total of 1,984 pending Engle progeny cases filed on behalf of 2,508 individual plaintiffs. Many of these are in active discovery or nearing trial. From 1 January 2017 to 30 June 2019, RJRT or Lorillard Tobacco Company has paid judgments in 53 Engle progeny cases and have cumulatively paid US$410 million (£320 million) in compensatory or punitive damages and US$145 million (£115 million) for attorneys’ fees and statutory interest, for a total of US$555 million (£435 million) in these cases. In addition, from 1 January 2017 to 30 June 2019, outstanding jury verdicts in favour of the Engle progeny plaintiffs had been entered against RJRT or Lorillard Tobacco Company for US$68.7 million (£55 million) in compensatory damages and US$121.3 million (£95 million) in punitive damages. A significant majority of these verdicts are in various stages in the appellate process and have been bonded as required by Florida law under the US$200 million (£155 million) bond cap passed by the Florida legislature in 2009. Although the Group cannot currently predict when or how much it may be required to bond and pay, the Group companies will likely be required to bond and pay additional judgments as the litigation proceeds.

In respect of Fox River, on 6 February 2019 the English Court of Appeal affirmed the High Court’s 2016 and 2017 rulings against Sequana. Sequana is therefore liable to pay around US$180 million (£141 million) plus costs to a Group subsidiary. Both parties applied directly to the U.K. Supreme Court for permission to appeal in March 2019. Neither party has yet been informed by the Supreme Court of the outcome of these applications. Due to the uncertain outcome of the case no asset has been recognised in relation to the Court of Appeal’s ruling. In February 2017, Sequana entered into a process in France seeking court protection (the “Sauvegarde”). On 7 March 2019, Sequana announced that it was unable to pay its debts and that it had applied to convert the Sauvegarde into “redressement judiciaire”, a form of insolvent receivership. On 15 May 2019, the Nanterre Commercial Court made an order placing Sequana into formal liquidation proceedings (“liquidation judiciaire”). No payments have been received.

Other Investigations
As previously reported, the Group has been investigating, through external legal advisors, allegations of misconduct and has been liaising with the UK’s Serious Fraud Office (SFO) and other relevant authorities. It was announced in August 2017 that the SFO had opened an investigation in relation to the Company, its subsidiaries and associated persons. The Group is cooperating with the SFO’s investigation. A sub-Committee of the Board has oversight of these matters, providing support for the investigation between Board meetings. The outcomes of these matters will be decided by the relevant authorities or, if necessary, the courts. It is too early to predict the outcomes, but these could include the prosecution of individuals and/or of a Group company or companies. Accordingly, the potential for fines, penalties or other consequences cannot currently be assessed. As the investigation is ongoing, it is not yet possible to identify the timescale in which these matters might be resolved.

Summary

Having regard to all these matters, with the exception of Quebec, Fox River and potentially certain Engle progeny cases, the Group does not consider it appropriate to make any provision or charge in respect of any pending litigation. The Group does not believe that the ultimate outcome of this litigation will significantly impair the Group’s financial condition. If the facts and circumstances change, then there could be a material impact on the financial statements of the Group.

Full details of the litigation against Group companies and tax disputes as at 31 December 2019 will be included in the Annual Report and Form 20-F for the year ended 31 December 2019. Whilst there has been some movement on new and existing cases against Group companies, there have been, except as otherwise stated, no material developments to date in 2019 that would impact on the financial position of the Group.